Equity Incentive Plan - Schedule of Stock Option by Exercise Price Range (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stock Options Outstanding
Aggregate Intrinsic Value	$ 26	$ 494	$ 13,124
Exercise Price $0.29 - $8.75 [Member] | Tyme Technologies, Inc. and Subsidiaries [Member]
Stock Options Outstanding
Number Outstanding	14,504,271
Weighted Average Exercise Price	$ 2.36
Weighted Average Remaining Life (Years)	7 years
Aggregate Intrinsic Value	$ 4,610
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest [Abstract]
Number Vested	9,329,798
Weighted Average Exercise Price	$ 2.99
Weighted Average Remaining Life (Years)	6 years